SCHEDULE OF CONVERTIBLE DEBT (Tables)	3 Months Ended
Nov. 30, 2016
SCHEDULE OF CONVERTIBLE DEBT:
Schedule of prepay the loans up to 180 days after its issuance with the penalties

The Company may prepay the notes b) – g) above up to 180 days after its issuance with the following penalties:

Number of days after issuance	Penalty

< 30 days	125% of principal plus accrued interest
31 – 60 days	130% of principal plus accrued interest
61 – 90 days	135% of principal plus accrued interest
91 – 120 days	140% of principal plus accrued interest
121 – 150 days	145% of principal plus accrued interest
151 – 180 days	150% of principal plus accrued interest

Schedule of penalty payable if not repaid after number of days of its issuance
Number of days after issuance	Penalty

Any time after determined date of prepayment	125% of principal plus accrued interest

Schedule of the Company may repay the loan up to 180 days after its issuance, with approval from the lender, with the following penalties

The Company may repay the note up to 180 days after its issuance, with approval from the lender, with the following penalties:

Number of days after issuance	Penalty

< 90 days	135% of principal plus accrued interest
91 – 120 days	140% of principal plus accrued interest
121 – 180 days	145% of principal plus accrued interest
> 180 days	150% of principal plus accrued interest